UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LP
Address: 1100 Wilson Blvd.
         Ste. 3050
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Hancock
Title:     Chief Operating & Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert Hancock     Arlington, VA     November 01, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Frank Russell Investment Company, Inc.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     55

Form13F Information Table Value Total:     $16,616,127 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLERGAN INC                   COM              018490102   523586  5714760 SH       SOLE                  3920992        0  1793768
AMERICAN PHARMACEUTICALS PTN   COM              02886P109   193193  4231112 SH       SOLE                  2871757        0  1359355
AMGEN INC                      COM              031162100   614317  7710772 SH       SOLE                  5245702        0  2465070
APOLLO GROUP INC               CL A             037604105   926389 13953738 SH       SOLE                  9451435        0  4502303
APPLE COMPUTER INC             COM              037833100     1752    32683 SH       SOLE                    31683        0     1000
APPLIED MATLS INC              COM              038222105      179    10550 SH       SOLE                     1900        0     8650
BED BATH & BEYOND INC          COM              075896100   375415  9343330 SH       SOLE                  6378703        0  2964627
BP PLC                         SPONSORED ADR    055622104      390     5500 SH       SOLE                        0        0     5500
CAPITAL ONE FINL CORP          COM              14040H105   879202 11056361 SH       SOLE                  7509104        0  3547257
CISCO SYS INC                  COM              17275R102     7210   402328 SH       SOLE                    85098        0   317230
COMMERCE BANCORP INC NJ        COM              200519106   601960  1784643 SH       SOLE                  1211971        0   572672
DELL INC                       COM              24702R101   768471 22469915 SH       SOLE                 15258521        0  7211394
EBAY INC                       COM              278642103  1363373 33091588 SH       SOLE                 22327688        0 10763900
ELECTRONIC ARTS INC            COM              285512109      523     9186 SH       SOLE                     5086        0     4100
EXXON MOBIL CORP               COM              30231G102      217     3408 SH       SOLE                     3408        0        0
GENENTECH INC                  COM NEW          368710406  1455868 17288540 SH       SOLE                 11691777        0  5596763
GENERAL ELEC CO                COM              369604103     1025    30453 SH       SOLE                     1953        0    28500
GENZYME CORP                   COM              372917104   730459 10196252 SH       SOLE                  6934137        0  3262115
GOOGLE INC                     CL A             38259P508  1293341  4086903 SH       SOLE                  2751343        0  1335560
HONEYWELL INTL INC             COM              438516106      373     9944 SH       SOLE                     9944        0        0
INTEL CORP                     COM              458140100     3341   135521 SH       SOLE                    52793        0    82728
INTUITIVE SURGICAL INC         COM NEW          46120E602   172575  2354682 SH       SOLE                  1595033        0   759649
IRON MTN INC                   COM              462846106   199374  5432534 SH       SOLE                  3691784        0  1740750
ISHARES TR                     RUSSELL1000GRW   464287614     1354    27182 SH       SOLE                    25282        0     1900
JOHNSON & JOHNSON              COM              478160104      857    13550 SH       SOLE                     1700        0    11850
JUNIPER NETWORKS INC           COM              48203R104      424    17835 SH       SOLE                    14135        0     3700
KOHLS CORP                     COM              500255104   360324  7180622 SH       SOLE                  4920226        0  2260396
LOWES COS INC                  COM              548661107   850507 13206634 SH       SOLE                  8850937        0  4355697
MEDTRONIC INC                  COM              585055106   622864 11616262 SH       SOLE                  7865172        0  3751090
MICROSOFT CORP                 COM              594918104     4455   173155 SH       SOLE                    18505        0   154650
MOODYS CORP                    COM              615369105   525761 10292888 SH       SOLE                  6964031        0  3328857
NASDAQ 100 TR                  UNIT SER 1       631100104      643    16295 SH       SOLE                    13545        0     2750
ORACLE CORP                    COM              68389X105      220    17750 SH       SOLE                    17750        0        0
PATTERSON COMPANIES INC        COM              703395103   256424  6405784 SH       SOLE                  4323970        0  2081814
PEPSICO INC                    COM              713448108      305     5380 SH       SOLE                     5380        0        0
PRICE T ROWE GROUP INC         COM              74144T108      418     6400 SH       SOLE                        0        0     6400
PROCTER & GAMBLE CO            COM              742718109      238     4000 SH       SOLE                        0        0     4000
PROGRESSIVE CORP OHIO          COM              743315103      233     2227 SH       SOLE                     2227        0        0
QUALCOMM INC                   COM              747525103   821535 18358316 SH       SOLE                 12348746        0  6009570
RED HAT INC                    COM              756577102   342654 16170543 SH       SOLE                 11034971        0  5135572
ROCKWELL AUTOMATION INC        COM              773903109      317     6000 SH       SOLE                     6000        0        0
ROCKWELL COLLINS INC           COM              774341101      290     6000 SH       SOLE                     6000        0        0
SEMICONDUCTOR HLDRS TR         DEP RCPT         816636203     1008    27300 SH       SOLE                    18200        0     9100
SPDR TR                        UNIT SER 1       78462F103      787     6400 SH       SOLE                      275        0     6125
STAPLES INC                    COM              855030102      232    10870 SH       SOLE                     6045        0     4825
STARBUCKS CORP                 COM              855244109   997340 19906988 SH       SOLE                 13480557        0  6426431
STRYKER CORP                   COM              863667101   351002  7100995 SH       SOLE                  4929982        0  2171013
SYMANTEC CORP                  COM              871503108      285    12589 SH       SOLE                     8189        0     4400
TARGET CORP                    COM              87612E106     1360    26189 SH       SOLE                    15959        0    10230
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209   623808 18665704 SH       SOLE                 12652980        0  6012724
UNITEDHEALTH GROUP INC         COM              91324P102      387     6884 SH       SOLE                       34        0     6850
WAL MART STORES INC            COM              931142103     1212    27670 SH       SOLE                     8120        0    19550
WALGREEN CO                    COM              931422109   421765  9706902 SH       SOLE                  6573341        0  3133561
YAHOO INC                      COM              984332106      948    28006 SH       SOLE                    16106        0    11900
ZIMMER HLDGS INC               COM              98956P102   313637  4552725 SH       SOLE                  3081161        0  1471564